Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Schedule of effects from lease agreements on the consolidated statements of income

Leasing in the consolidated statements of income

in € THOUS

2019
Depreciation on right-of-use assets	700,276
Impairments on right-of-use assets	38,820
Expenses relating to short-term leases	52,108
Expenses relating to leases of low-value assets	25,239
Expenses relating to variable lease payments	10,814
Income from subleasing right-of-use asset	4,367
Interest expense on lease liabilities	171,724

Schedule of acquisition costs and the accumulated depreciation of right-of-use assets

Acquisition costs

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation		Reclassi-		December 31,
	2019	translation	group	Additions	fications	Disposals	2019

Right-of-use assets: Land	28,717	447	(14)	2,300	512	(1,387)	30,575
Right-of-use assets: Buildings and improvements	3,840,380	65,603	(3,577)	694,031	15,074	(20,816)	4,590,695
Right-of-use assets: Machinery and equipment	407,436	7,639	3,257	23,243	18,002	(24,859)	434,718
Right-of-use assets: Advance Payments	—	—	—	24	—	—	24
Right-of-use assets	4,276,533	73,689	(334)	719,598	33,588	(47,062)	5,056,012

Depreciation

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation		Impairment	Reclassi-		December 31,
	2019	translation	group	Additions	loss	fications	Disposals	2019

Right-of-use assets: Land	—	14	(4)	3,936	134	128	294	4,502
Right-of-use assets: Buildings and improvements	—	(1,364)	(1,768)	581,081	38,686	3,424	(6,133)	613,926
Right-of-use assets: Machinery and equipment	—	(291)	(105)	115,259	—	21,930	(24,324)	112,469
Right-of-use assets: Advance Payments	—	—	—	—	—	—	—	—
Right-of-use assets	—	(1,641)	(1,877)	700,276	38,820	25,482	(30,163)	730,897

Book value

in € THOUS

December 31,
2019
Right-of-use assets: Land	26,073
Right-of-use assets: Buildings and improvements	3,976,769
Right-of-use assets: Machinery and equipment	322,249
Right-of-use assets: Advance Payments	24
Right-of-use assets	4,325,115